REVENUE CLASSES AND CONCENTRATIONS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
REVENUE CLASSES AND CONCENTRATIONS (Details)
Retail	$ 2,024,011	$ 253,250	$ 405,970	$ 85,428
Distribution	2,649	13,904	15,591	138,809
Services	4,059,563	426,681	387,341	2,653,924
Total	6,086,223	693,835	808,902	2,878,161
Singlepoint (parent company)	15,060	19,363	35,326	184,561
Boston Solar	3,839,773	0
Direct Solar America	108,386	389,081	241,042	2,653,924
DIGS	5,741	30,693	37,358	39,676
EnergyWyze	111,403	37,600	146,299	0
Box Pure Aire	2,005,860	217,098	348,877	0
Total revenue	$ 6,086,223	$ 693,835	$ 808,902	$ 2,878,161